Stock-Based Compensation (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of the status of the Company's aggregate stock options granted
Options expired/cancelled, Number of Shares	865,500	26,000
Stock Options [Member]
Summary of the status of the Company's aggregate stock options granted
Number of Shares, Outstanding, Beginning balance	516,400
Options granted, Number of Shares Remaining Options	1,735,208
Options expired/cancelled, Number of Shares	865,500
Number of Shares, Outstanding, Ending Balance	1,386,108
Number of Shares Remaining Options, Exercisable	612,308
Weighted Average Exercise Price, Outstanding, Beginning balance	$ 3.25
Options granted, Weighted Average Exercise Price	$ 0.45
Options expired/cancelled, Weighted Average Exercise Price	$ 0.41
Weighted Average Exercise Price, Outstanding, Ending balance	$ 0.61
Exercisable, Weighted Average Exercise Price	$ 0.87
Weighted-Average Remaining Contractual Term, Outstanding	7 years 1 month 6 days
Exercisable, Weighted Average Remaining Contractual Term	5 years 3 months 18 days
Outstanding, Intrinsic Value	$ 0
Exercisable, Intrinsic Value	$ 0